Note 10 - Other Income - Components of Other Income (Details) $ in Thousands, R in Millions	12 Months Ended
	Dec. 31, 2019 ZAR (R)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)
Statement Line Items [Line Items]
Other		$ 94	$ 39		$ 148
Greenstone Fund pay-out	R 3.6	250
Eersteling rock dump sale			217
		2,274	7,101	[1]	2,594	[1]
Greenstone retirement fund [member]
Statement Line Items [Line Items]
Greenstone Fund pay-out		250
Greenstone provident fund [member]
Statement Line Items [Line Items]
Greenstone Fund pay-out			363
Gold sale export incentive [member]
Statement Line Items [Line Items]
Government grant		866	6,482		2,446
Gold support price [member]
Statement Line Items [Line Items]
Government grant		$ 1,064

[1]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.